Capital and Reserves - Additional Information (Detail) - EUR (€)					1 Months Ended	12 Months Ended
	Dec. 21, 2021	Nov. 23, 2021	Oct. 01, 2021	Sep. 16, 2021	Sep. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital and Reserves [Line Items]
Issued capital						€ 55,243,000	€ 50,352,000			€ 45,769,000
Number of shares outstanding						55,243	50,352
Par value per share							€ 3.05	€ 1.24	€ 2.58
Conversion of shares, Shares converted			539,561
Accumulated deficit						€ (569,175,000)	€ (420,195,000)
Reserve of share based payments						€ 22,626,000	€ 31,223,000
Number of shares authorised						260,633,072	211,161,261
Foreign currency translation reserve						€ 12,784,000	€ 5,868,000
Equity						62,578,000	149,811,000			169,150,000	€ 131,072,000
Capitalized development costs						66,308,000	66,408,000
Public Warrants [Member]
Capital and Reserves [Line Items]
Conversion of warrants, Warrants converted	1,000
Increase decrease through exercise of warrants, Equity		€ 43,028,000
ARES and Coil [Member]
Capital and Reserves [Line Items]
Equity						738,000	€ 921,000
Wallbox Chargers [Member]
Capital and Reserves [Line Items]
Issued capital						€ 40,445,000						€ 196,000	€ 169,000
PIPE Financing [Member] | PIPE Shares [Member]
Capital and Reserves [Line Items]
Shares issued			11,100,000
Shares issued price per share			€ 10
Proceeds from issuing shares			€ 111,000,000
Business Combination Agreement [Member] | Wallbox Chargers [Member] | Ordinary shares [member]
Capital and Reserves [Line Items]
Par value per share			€ 0.5
Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding						28,490	22,549
Par value per share		€ 0.12		€ 0.5	€ 0.12	€ 0.12	€ 0.12
Shares issued during period for conversion of convertible instruments				147,443
Conversion of shares, Shares issued						8,750,000	1,020,000
Shares issued					375,000
Conversion of warrants, Shares issued	1,000	43,028
Common stock, voting rights						Class A Shares provide holders with one (1) vote per share
Number of shares authorised						237,362,279	187,890,468
Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Par value per share						€ 0.12
Conversion of shares, Shares issued			19,861,318
Share issue related cost						€ 17,397,000
Class A Ordinary Shares [Member] | Kensington [Member] | IFRS 2 [Member]
Capital and Reserves [Line Items]
Share listing expenses						€ 72,172,000
Class A Ordinary Shares [Member] | Business Combination Agreement [Member]
Capital and Reserves [Line Items]
Par value per share			€ 0.12
Conversion of shares, Shares issued			106,778,437
Class B Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding						16,201	26,701
Par value per share						€ 1.2	€ 1.2
Conversion of shares, Shares issued						8,750,000	1,020,000
Common stock, voting rights						Class B Shares provide holders with ten (10) votes per share
Number of shares authorised						13,500,793	22,250,793
Class B Ordinary Shares [Member] | Business Combination Agreement [Member]
Capital and Reserves [Line Items]
Par value per share						€ 1.2
Conversion of shares, Shares issued			23,250,793
Class C Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding						10,552	1,102
Par value per share						€ 1.08	€ 1.08
Conversion of shares, Shares issued						8,750,000	1,020,000
Common stock, voting rights						Class C Shares provide holders with nine (9) votes per share
Number of shares authorised						9,770,000	1,020,000
Issued capital [member]
Capital and Reserves [Line Items]
Number of shares outstanding												392,118	337,300
Par value per share												€ 0.5	€ 0.5
Increase decrease through exercise of warrants, Equity						€ 5,000
Equity						55,243,000	€ 50,352,000			45,769,000	44,480,000
Issued capital [member] | PIPE Financing [Member] | PIPE Shares [Member]
Capital and Reserves [Line Items]
Issue of equity						1,332,000
Issued capital [member] | Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Increase decrease through conversion of convertible instruments, Equity				€ 74,000
Issue of equity					€ 45,000
Issued capital [member] | Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity						2,383,000
Share premium [member]
Capital and Reserves [Line Items]
Increase decrease through exercise of warrants, Equity						636,000
Equity						531,113,000	€ 481,615,000			€ 378,240,000	€ 322,391,000
Share premium [member] | PIPE Financing [Member] | PIPE Shares [Member]
Capital and Reserves [Line Items]
Issue of equity						94,528,000
Share premium [member] | Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Increase decrease through conversion of convertible instruments, Equity				€ 87,032,000
Share premium [member] | Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity						€ 151,915,000